Impairment charges on intangible assets and property, plant and equipment	12 Months Ended
Dec. 31, 2017
Impairment of Assets [Abstract]
Impairment charges on intangible assets and property, plant and equipment
Impairment charges on intangible assets and property, plant and equipment:
During the year ended December 31, 2017, the Corporation recorded total impairment losses of $1,484,000 consisting of a $1,200,000 impairment charge on intangible assets and a $284,000 impairment charge on property, plant, and equipment as the Corporation wrote-off certain SOFC assets to their estimated net realizable value of $50,000. The impairment charges were incurred as a result of the Corporation's divestiture of its SOFC assets to Upstart Power (note 26).
During the year ended December 31, 2016, the Corporation recorded total impairment losses of $1,151,000, consisting of a $770,000 impairment charge on intangible assets and a $381,000 impairment charge on property, plant and equipment as the Corporation wrote-off certain methanol Telecom Backup Power assets to their estimated net realizable value of $nil. The impairment charges were incurred while the Corporation was reviewing strategic alternatives for the Corporation’s methanol Telecom Backup Power assets prior to concluding the transaction with CHEM (note 26).